Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Dover’s Equity Grant Practices for Senior Executives
Annual grants of equity awards, including SSARs, to our NEOs and other Section 16 officers are approved during the regularly scheduled meeting of our Compensation Committee in February after the release of our fiscal year-end
earnings and upcoming fiscal year end guidance. We typically release such information in late January and our trading window period opens two business days after the release. We typically do not grant equity awards to executives during other times of the year except in the case of a new hire or promotion to executive officer. Neither our Board nor our Compensation Committee takes material non-public
information into account when determining the timing of equity awards, nor do we time the disclosure of material non-public
information for the purpose of impacting the value of executive compensation.
2025 SSAR grants made within four business days prior to the date on which we filed our 2025 Annual Report on Form
10-K
with the SEC. The exercise price is the closing price of our common stock on the NYSE on the date of grant. All grants were made pursuant to the LTIP.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($/Sh)
Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information

Richard J. Tobin	2/14/2025	98,848	202.33	66.39	0.49%
Chris B. Woenker	2/14/2025	8,787	202.33	66.39	0.49%
Ivonne M. Cabrera	2/14/2025	8,787	202.33	66.39	0.49%
Girish Juneja	2/14/2025	7,469	202.33	66.39	0.49%
Jeffrey C. Yehle	2/14/2025	5,711	202.33	66.39	0.49%

Award Timing Method	Annual grants of equity awards, including SSARs, to our NEOs and other Section 16 officers are approved during the regularly scheduled meeting of our Compensation Committee in February after the release of our fiscal year-end
earnings and upcoming fiscal year end guidance. We typically release such information in late January and our trading window period opens two business days after the release.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Awards Close in Time to MNPI Disclosures, Table
2025 SSAR grants made within four business days prior to the date on which we filed our 2025 Annual Report on Form
10-K
with the SEC. The exercise price is the closing price of our common stock on the NYSE on the date of grant. All grants were made pursuant to the LTIP.

Name	Grant date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award ($/Sh)
Percentage change in the closing market price of
the securities underlying the award between the
trading day ending immediately prior to the
disclosure of material nonpublic information and
the trading day beginning immediately following
the disclosure of material nonpublic information

Richard J. Tobin	2/14/2025	98,848	202.33	66.39	0.49%
Chris B. Woenker	2/14/2025	8,787	202.33	66.39	0.49%
Ivonne M. Cabrera	2/14/2025	8,787	202.33	66.39	0.49%
Girish Juneja	2/14/2025	7,469	202.33	66.39	0.49%
Jeffrey C. Yehle	2/14/2025	5,711	202.33	66.39	0.49%

Richard J. Tobin [Member]
Awards Close in Time to MNPI Disclosures
Name	Richard J. Tobin
Underlying Securities | shares	98,848
Exercise Price	$ 202.33
Underlying Security Market Price Change	0.49
Grant Date Fair Value of the Award	$ 66.39
Chris B. Woenker [Member]
Awards Close in Time to MNPI Disclosures
Name	Chris B. Woenker
Underlying Securities | shares	8,787
Exercise Price	$ 202.33
Underlying Security Market Price Change	0.49
Grant Date Fair Value of the Award	$ 66.39
Ivonne M. Cabrera [Member]
Awards Close in Time to MNPI Disclosures
Name	Ivonne M. Cabrera
Underlying Securities | shares	8,787
Exercise Price	$ 202.33
Underlying Security Market Price Change	0.49
Grant Date Fair Value of the Award	$ 66.39
Girish Juneja [Member]
Awards Close in Time to MNPI Disclosures
Name	Girish Juneja
Underlying Securities | shares	7,469
Exercise Price	$ 202.33
Underlying Security Market Price Change	0.49
Grant Date Fair Value of the Award	$ 66.39
Jeffrey C. Yehle [Member]
Awards Close in Time to MNPI Disclosures
Name	Jeffrey C. Yehle
Underlying Securities | shares	5,711
Exercise Price	$ 202.33
Underlying Security Market Price Change	0.49
Grant Date Fair Value of the Award	$ 66.39